PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 5:       PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2013	2012
Cost:
Machinery and manufacturing equipment, net(1)	$124,728	$97,252
Office equipment and furniture	7,868	6,521
Motor vehicles	1,565	1,316
Buildings and leasehold improvements	35,686	33,132
Prepaid expenses related to operating lease(2)	939	939

	170,786	139,160

Accumulated depreciation	77,152	66,173

Depreciated cost	$93,634	$72,987

(1)	Presented net of investment grant received in the amount of $7,200.

(2)
The Company leases land from the Israel Lands Administration ("ILA") for its Bar-Lev manufacturing facility. The lease term started on February 6, 2005. The lease is for an initial non-cancellable term of 49 years, with a renewal option of an additional 49 years. The Company analyzed the conditions set forth in ASC 840-10 and classified the land as an operating lease (since the land is not transferred to the Company at the end of the lease nor is there any option to buy the land from the ILA at any point). All payments on account of the initial term were paid in advance (based on discounted values) at the beginning of the lease, and included in the minimum lease payments to be amortized. The prepaid expenses are amortized through the term of the lease, based on the straight-line method (including the bargain renewal option term).

Depreciation expense totaled $11,626, $10,544 and $11,188 for the years ended December 31, 2013, 2012 and 2011, respectively.

For a discussion of the pledges made by the Company, see Note 11(d).